Financial debt - Long-term debt (Details) - MXN ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial debt [Line Items]
Total Long-term debt		$ 1,669,904	$ 1,488,208	$ 1,609,780
Financial debt		(209,499)	0	(64,973)
Long-term debt, excluding current maturities		1,460,405	1,488,208	1,544,807
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	0	0	53,980
Denominated in pesos, maturing in 2023, at TIIE (1) FIRA (2) plus 0 percentage points.
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	0	0	55,007
Loan denominated in pesos, maturing in May 2021, at TIIE (1) plus 1.05 percentage points
Disclosure of financial debt [Line Items]
Total Long-term debt		209,499	0	0
Debt securities (subsection (d)) [member]
Disclosure of financial debt [Line Items]
Total Long-term debt		$ 1,460,405	$ 1,488,208	$ 1,500,793

[1]	FIRA (for its acronym in Spanish) = Trust Established in Relation to Agriculture
[2]	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate